American Century Investments®
Quarterly Portfolio Holdings
NT High Income Fund
December 31, 2021

NT High Income - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 94.4%
Aerospace and Defense — 1.8%
Bombardier, Inc., 7.50%, 12/1/24(1)	1,450,000	1,512,603
Bombardier, Inc., 7.50%, 3/15/25(1)	676,000	689,510
Bombardier, Inc., 7.125%, 6/15/26(1)	200,000	207,741
Bombardier, Inc., 7.875%, 4/15/27(1)	1,250,000	1,297,912
Bombardier, Inc., 6.00%, 2/15/28(1)	575,000	577,559
BWX Technologies, Inc., 4.125%, 4/15/29(1)	525,000	532,316
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	600,000	597,624
Howmet Aerospace, Inc., 5.125%, 10/1/24	1,200,000	1,294,560
Howmet Aerospace, Inc., 5.90%, 2/1/27	125,000	142,938
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,975,000	2,338,321
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	400,000	414,902
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	875,000	918,737
Spirit AeroSystems, Inc., 4.60%, 6/15/28	600,000	602,409
TransDigm, Inc., 7.50%, 3/15/27	675,000	706,050
TransDigm, Inc., 5.50%, 11/15/27	7,025,000	7,248,219
TransDigm, Inc., 4.625%, 1/15/29	1,275,000	1,273,075
TransDigm, Inc., 4.875%, 5/1/29	1,425,000	1,433,272
Triumph Group, Inc., 8.875%, 6/1/24(1)	302,000	329,705
Triumph Group, Inc., 6.25%, 9/15/24(1)	275,000	277,020
Triumph Group, Inc., 7.75%, 8/15/25	375,000	372,578
		22,767,051
Air Freight and Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	850,000	866,482
Western Global Airlines LLC, 10.375%, 8/15/25(1)	875,000	974,382
		1,840,864
Airlines — 0.9%
American Airlines, Inc., 11.75%, 7/15/25(1)	2,475,000	3,056,860
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	650,000	676,930
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	1,100,000	1,177,830
Delta Air Lines, Inc., 3.80%, 4/19/23	550,000	562,505
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	351,000	401,647
Delta Air Lines, Inc., 7.375%, 1/15/26	400,000	471,342
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	600,000	630,979
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	100,000	109,278
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	1,025,000	1,073,785
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	435,000	480,749
United Airlines Holdings, Inc., 4.25%, 10/1/22	250,000	254,060
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	383,903	421,243
United Airlines, Inc., 4.375%, 4/15/26(1)	600,000	626,430
United Airlines, Inc., 4.625%, 4/15/29(1)	1,000,000	1,033,330
Virgin Australia Holdings Pty Ltd., 8.125%, 11/15/24(1)(2)(3)	275,000	14,438
		10,991,406
Auto Components — 1.6%
Adient US LLC, 9.00%, 4/15/25(1)	1,375,000	1,462,478
Clarios Global LP, 6.75%, 5/15/25(1)	360,000	377,465
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	1,300,000	1,379,671
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24(1)	950,000	1,026,988
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	800,000	833,868

Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	2,375,000	2,348,281
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	1,750,000	1,893,833
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	650,000	667,921
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)	900,000	968,490
Goodyear Tire & Rubber Co. (The), 5.25%, 7/15/31(1)	1,400,000	1,522,080
Patrick Industries, Inc., 7.50%, 10/15/27(1)	800,000	854,516
Patrick Industries, Inc., 4.75%, 5/1/29(1)	975,000	971,602
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	650,000	649,899
Tenneco, Inc., 5.375%, 12/15/24	251,000	249,730
Tenneco, Inc., 5.00%, 7/15/26	1,725,000	1,660,028
Tenneco, Inc., 7.875%, 1/15/29(1)	1,675,000	1,811,353
Tenneco, Inc., 5.125%, 4/15/29(1)	975,000	954,471
Wheel Pros, Inc., 6.50%, 5/15/29(1)	825,000	793,159
		20,425,833
Automobiles — 2.6%
Ford Motor Co., 9.00%, 4/22/25	3,775,000	4,620,090
Ford Motor Co., 3.25%, 2/12/32	1,025,000	1,051,650
Ford Motor Co., 4.75%, 1/15/43	375,000	414,572
Ford Motor Co., 5.29%, 12/8/46	1,475,000	1,735,802
Ford Motor Credit Co. LLC, 3.22%, 1/9/22	200,000	200,254
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	1,050,000	1,076,302
Ford Motor Credit Co. LLC, 4.375%, 8/6/23	600,000	625,041
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	600,000	619,500
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	1,000,000	1,076,055
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,475,000	1,605,980
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	800,000	849,904
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	1,040,235
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	652,383
Ford Motor Credit Co. LLC, 2.70%, 8/10/26	800,000	808,000
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	400,000	430,452
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	600,000	635,247
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	4,000,000	4,551,860
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	600,000	646,518
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,775,000	1,871,471
Ford Motor Credit Co. LLC, VRN, 1.49%, 3/28/22	450,000	449,800
Jaguar Land Rover Automotive plc, 7.75%, 10/15/25(1)	1,400,000	1,515,500
Jaguar Land Rover Automotive plc, 5.875%, 1/15/28(1)	1,000,000	1,018,920
Jaguar Land Rover Automotive plc, 5.50%, 7/15/29(1)	1,000,000	1,002,480
Mclaren Finance plc, 7.50%, 8/1/26(1)	800,000	810,620
PM General Purchaser LLC, 9.50%, 10/1/28(1)	750,000	760,939
Thor Industries, Inc., 4.00%, 10/15/29(1)	650,000	644,313
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,225,000	1,313,500
		32,027,388
Banks — 0.1%
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	600,000	654,399
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	1,025,000	1,016,431
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	975,000	936,497
		1,952,928
Biotechnology†
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)	525,000	536,482
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	275,000	285,121
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,150,000	1,157,446
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	1,696,000	1,791,112

Builders FirstSource, Inc., 5.00%, 3/1/30(1)	500,000	537,155
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	1,275,000	1,322,188
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	700,000	749,168
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	1,100,000	1,096,045
Griffon Corp., 5.75%, 3/1/28	1,425,000	1,482,862
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	600,000	629,019
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	450,000	453,857
PGT Innovations, Inc., 4.375%, 10/1/29(1)	875,000	880,876
Standard Industries, Inc., 4.375%, 7/15/30(1)	850,000	868,938
Victors Merger Corp., 6.375%, 5/15/29(1)	800,000	753,124
		12,006,911
Capital Markets — 1.8%
AG Issuer LLC, 6.25%, 3/1/28(1)	1,500,000	1,558,372
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	975,000	1,023,077
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	550,000	564,578
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,930,000	3,043,728
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,425,000	1,451,476
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	3,025,000	3,154,485
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	2,650,000	2,728,798
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	825,000	805,625
Iliad Holding SASU, 6.50%, 10/15/26(1)	800,000	841,672
Iliad Holding SASU, 7.00%, 10/15/28(1)	200,000	210,656
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	975,000	986,349
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,050,000	2,110,014
MSCI, Inc., 4.00%, 11/15/29(1)	375,000	392,498
MSCI, Inc., 3.625%, 11/1/31(1)	900,000	935,042
NFP Corp., 4.875%, 8/15/28(1)	400,000	404,608
NFP Corp., 6.875%, 8/15/28(1)	1,875,000	1,883,212
		22,094,190
Chemicals — 2.6%
Avient Corp., 5.75%, 5/15/25(1)	800,000	834,896
Chemours Co. (The), 4.625%, 11/15/29(1)	400,000	397,506
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	764,843
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	700,000	630,182
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28(1)	75,000	79,236
Diamond BC BV, 4.625%, 10/1/29(1)	825,000	819,625
FXI Holdings, Inc., 7.875%, 11/1/24(1)	2,075,000	2,116,375
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,965,000	2,213,179
Herens Holdco Sarl, 4.75%, 5/15/28(1)	800,000	785,268
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	300,000	320,351
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	1,000,000	1,090,715
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)(4)	875,000	885,916
LSB Industries, Inc., 6.25%, 10/15/28(1)	250,000	260,355
LSF11 A5 HoldCo LLC, 6.625%, 10/15/29(1)	350,000	345,242
Methanex Corp., 5.125%, 10/15/27	400,000	420,400
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	675,000	700,633
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	104,912
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	750,000	799,526
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	375,000	377,078
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	475,000	486,274
OCI NV, 4.625%, 10/15/25(1)	305,000	316,759
Olin Corp., 5.625%, 8/1/29	2,150,000	2,332,298
Olympus Water US Holding Corp., 6.25%, 10/1/29(1)	225,000	219,691
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	800,000	786,832
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	1,150,000	1,105,800

SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	925,000	866,175
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	875,000	899,062
Scotts Miracle-Gro Co. (The), 4.00%, 4/1/31(1)	1,600,000	1,582,360
SPCM SA, 3.125%, 3/15/27(1)	875,000	865,533
TPC Group, Inc., 10.50%, 8/1/24(1)	1,150,000	835,032
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	500,000	509,688
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	1,750,000	1,787,642
Tronox, Inc., 6.50%, 5/1/25(1)	500,000	528,950
Tronox, Inc., 4.625%, 3/15/29(1)	1,375,000	1,375,770
Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(1)	225,000	227,858
Unifrax Escrow Issuer Corp., 7.50%, 9/30/29(1)	350,000	353,997
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	950,000	976,961
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	1,825,000	1,872,906
		31,875,826
Commercial Services and Supplies — 2.0%
ADT Security Corp. (The), 4.125%, 8/1/29(1)	875,000	863,454
ADT Security Corp. (The), 4.875%, 7/15/32(1)	975,000	996,937
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	1,650,000	1,733,284
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	2,150,000	2,299,618
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	1,400,000	1,401,575
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	300,000	294,900
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	1,175,000	1,144,468
APi Escrow Corp., 4.75%, 10/15/29(1)	525,000	536,303
APX Group, Inc., 5.75%, 7/15/29(1)	1,125,000	1,109,711
Covanta Holding Corp., 5.00%, 9/1/30	650,000	664,414
Covert Mergeco, Inc., 4.875%, 12/1/29(1)	300,000	304,956
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	597,684
Garda World Security Corp., 6.00%, 6/1/29(1)	2,275,000	2,175,821
IAA, Inc., 5.50%, 6/15/27(1)	625,000	648,281
Madison IAQ LLC, 4.125%, 6/30/28(1)	450,000	451,789
Madison IAQ LLC, 5.875%, 6/30/29(1)	925,000	926,415
Matthews International Corp., 5.25%, 12/1/25(1)	550,000	564,094
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	1,250,000	1,229,494
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	2,700,000	2,724,192
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(1)	350,000	355,950
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	849,000	878,032
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	375,000	396,488
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	350,000	372,813
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	900,000	870,008
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	350,000	365,496
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	400,000	408,568
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	575,000	605,012
		24,919,757
Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,542,000	1,543,719
CommScope Technologies LLC, 5.00%, 3/15/27(1)	735,000	687,960
CommScope, Inc., 6.00%, 3/1/26(1)	1,525,000	1,572,801
CommScope, Inc., 8.25%, 3/1/27(1)	100,000	102,892
CommScope, Inc., 7.125%, 7/1/28(1)	725,000	713,338
CommScope, Inc., 4.75%, 9/1/29(1)	450,000	448,000
Nokia of America Corp., 6.45%, 3/15/29	2,006,000	2,261,665
Viavi Solutions, Inc., 3.75%, 10/1/29(1)	225,000	225,312
		7,555,687
Construction and Engineering — 0.5%
Artera Services LLC, 9.03%, 12/4/25(1)	400,000	423,620

Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,525,000	1,525,282
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(1)	750,000	769,448
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,225,000	1,243,994
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	1,600,000	1,714,264
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	1,150,000	1,186,236
		6,862,844
Construction Materials — 0.7%
Cemex SAB de CV, 7.375%, 6/5/27(1)	800,000	881,760
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,800,000	1,931,274
Cemex SAB de CV, 5.20%, 9/17/30(1)	600,000	645,165
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,400,000	1,397,081
Cemex SAB de CV, VRN, 5.125%(1)(5)	825,000	855,315
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	1,725,000	1,844,120
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	550,000	571,489
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	775,000	812,866
		8,939,070
Consumer Finance — 2.0%
Acuris Finance US, Inc. / Acuris Finance SARL, 5.00%, 5/1/28(1)	550,000	548,086
FirstCash, Inc., 4.625%, 9/1/28(1)	875,000	875,805
FirstCash, Inc., 5.625%, 1/1/30(1)	525,000	535,915
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(6)	3,588,975	3,467,363
LFS Topco LLC, 5.875%, 10/15/26(1)	525,000	542,608
Navient Corp., 5.50%, 1/25/23	280,000	291,956
Navient Corp., 7.25%, 9/25/23	840,000	906,461
Navient Corp., 5.875%, 10/25/24	2,280,000	2,433,330
Navient Corp., 6.75%, 6/25/25	2,450,000	2,697,450
Navient Corp., 6.75%, 6/15/26	900,000	995,787
Navient Corp., 5.00%, 3/15/27	200,000	204,175
Navient Corp., 5.50%, 3/15/29	1,825,000	1,823,348
Navient Corp., MTN, 6.125%, 3/25/24	560,000	597,663
OneMain Finance Corp., 6.125%, 3/15/24	112,000	118,880
OneMain Finance Corp., 6.875%, 3/15/25	592,000	659,349
OneMain Finance Corp., 7.125%, 3/15/26	2,325,000	2,653,929
OneMain Finance Corp., 6.625%, 1/15/28	1,315,000	1,474,674
OneMain Finance Corp., 5.375%, 11/15/29	350,000	381,063
PROG Holdings, Inc., 6.00%, 11/15/29(1)	650,000	669,747
SLM Corp., 3.125%, 11/2/26	1,425,000	1,412,816
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	950,000	1,017,488
World Acceptance Corp., 7.00%, 11/1/26(1)	775,000	777,743
		25,085,636
Containers and Packaging — 1.5%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(4)	2,800,000	2,886,912
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,225,000	1,234,034
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	651,885
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	750,000	779,486
Greif, Inc., 6.50%, 3/1/27(1)	944,000	980,429
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)(4)	500,000	523,418
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	925,000	952,750
LABL, Inc., 5.875%, 11/1/28(1)	325,000	335,563
LABL, Inc., 8.25%, 11/1/29(1)	800,000	805,940
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	415,000	419,345
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	3,825,000	3,838,961
OI European Group BV, 4.75%, 2/15/30(1)	725,000	735,882
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	720,000	754,931
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	275,000	290,400

Sealed Air Corp., 4.00%, 12/1/27(1)	275,000	286,980
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	700,000	732,312
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	325,000	326,151
TriMas Corp., 4.125%, 4/15/29(1)	1,050,000	1,054,179
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,000,000	1,041,090
		18,630,648
Distributors — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	1,500,000	1,533,105
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	900,000	914,589
Performance Food Group, Inc., 5.50%, 10/15/27(1)	475,000	496,264
Performance Food Group, Inc., 4.25%, 8/1/29(1)	975,000	968,838
Resideo Funding, Inc., 4.00%, 9/1/29(1)	450,000	442,125
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31(1)	200,000	209,138
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	1,225,000	1,279,984
		5,844,043
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	2,175,000	2,129,129
Carriage Services, Inc., 4.25%, 5/15/29(1)	675,000	672,648
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	550,000	566,288
Graham Holdings Co., 5.75%, 6/1/26(1)	675,000	701,831
Service Corp. International, 4.00%, 5/15/31	1,000,000	1,013,935
Sotheby's, 7.375%, 10/15/27(1)	600,000	639,615
WW International, Inc., 4.50%, 4/15/29(1)	125,000	119,839
		5,843,285
Diversified Financial Services — 0.8%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	638,376
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	400,000	410,648
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,125,000	1,140,221
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	800,000	835,368
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	602,472
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	500,000	507,633
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,375,000	1,309,708
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	1,000,000	1,004,780
Paysafe Finance plc / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	800,000	743,168
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	900,000	1,018,035
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	450,000	470,862
Verscend Escrow Corp., 9.75%, 8/15/26(1)	775,000	824,716
		9,505,987
Diversified Telecommunication Services — 3.3%
Altice France Holding SA, 10.50%, 5/15/27(1)	2,650,000	2,852,486
Altice France Holding SA, 6.00%, 2/15/28(1)	2,425,000	2,320,240
Altice France SA, 8.125%, 2/1/27(1)	2,475,000	2,648,312
Altice France SA, 5.50%, 1/15/28(1)	1,025,000	1,018,773
Altice France SA, 5.125%, 1/15/29(1)	675,000	659,097
Altice France SA, 5.125%, 7/15/29(1)	2,575,000	2,516,264
Altice France SA, 5.50%, 10/15/29(1)	1,800,000	1,776,069
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	400,000	388,416
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	394,886
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	900,000	947,340
Consolidated Communications, Inc., 6.50%, 10/1/28(1)	550,000	584,375
Embarq Corp., 8.00%, 6/1/36	2,515,000	2,820,925
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	300,000	317,714
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	625,000	644,881
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	975,000	1,015,492
Frontier Communications Holdings LLC, 5.875%, 11/1/29	369,042	369,561

Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	1,000,000	1,006,720
Hughes Satellite Systems Corp., 6.625%, 8/1/26	425,000	476,106
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(2)(3)	1,450,000	666,094
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)(3)	75,000	34,512
Intelsat Luxembourg SA, 7.75%, 6/1/21(3)(7)	75,000	750
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)(3)	600,000	5,250
Level 3 Financing, Inc., 5.375%, 5/1/25	600,000	613,794
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	2,025,000	2,008,030
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	750,000	713,715
Lumen Technologies, Inc., 6.75%, 12/1/23	1,450,000	1,567,624
Lumen Technologies, Inc., 5.125%, 12/15/26(1)	950,000	990,033
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,575,000	1,526,277
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	900,000	901,395
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27(1)	375,000	371,625
Sprint Capital Corp., 8.75%, 3/15/32	1,800,000	2,703,024
Switch Ltd., 3.75%, 9/15/28(1)	375,000	378,351
Telecom Italia Capital SA, 6.375%, 11/15/33	950,000	1,024,404
Telecom Italia Capital SA, 6.00%, 9/30/34	1,985,000	2,102,472
Telecom Italia Capital SA, 7.20%, 7/18/36	225,000	258,345
Telecom Italia SpA, 5.30%, 5/30/24(1)	175,000	184,406
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	1,125,000	1,057,658
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	450,000	397,800
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	850,000	660,450
		40,923,666
Electric Utilities — 0.9%
Drax Finco plc, 6.625%, 11/1/25(1)	1,150,000	1,188,738
FirstEnergy Corp., 5.35%, 7/15/47	1,735,000	2,067,441
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	450,000	455,166
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	50,000	51,925
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,425,000	1,512,880
NRG Energy, Inc., 6.625%, 1/15/27	38,000	39,550
NRG Energy, Inc., 3.625%, 2/15/31(1)	525,000	512,773
NRG Energy, Inc., 3.875%, 2/15/32(1)	575,000	564,411
Pacific Gas and Electric Co., 4.55%, 7/1/30	425,000	459,947
PG&E Corp., 5.00%, 7/1/28	600,000	632,148
Talen Energy Supply LLC, 6.50%, 6/1/25	75,000	29,922
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	625,000	269,400
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	475,000	417,485
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,105,000	1,142,553
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,525,000	1,584,566
		10,928,905
Electrical Equipment — 0.2%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	1,250,000	1,326,594
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	675,000	741,109
		2,067,703
Electronic Equipment, Instruments and Components — 0.7%
Brightstar Escrow Corp., 9.75%, 10/15/25(1)	600,000	644,124
II-VI, Inc., 5.00%, 12/15/29(1)	625,000	639,563
Imola Merger Corp., 4.75%, 5/15/29(1)	4,925,000	5,062,235
Sensata Technologies BV, 4.00%, 4/15/29(1)	1,525,000	1,560,044
TTM Technologies, Inc., 4.00%, 3/1/29(1)	1,100,000	1,094,792
		9,000,758
Energy Equipment and Services — 1.7%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	525,000	551,775
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,550,000	1,618,417

Basic Energy Services, Inc., 10.75%, 10/15/23(1)(2)(3)	200,000	18,000
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,525,000	1,588,501
ChampionX Corp., 6.375%, 5/1/26	307,000	320,424
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,625,000	1,569,986
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	1,600,000	1,489,664
Nabors Industries Ltd., 7.25%, 1/15/26(1)	300,000	277,812
Nabors Industries Ltd., 7.50%, 1/15/28(1)	925,000	838,434
Nabors Industries, Inc., 5.75%, 2/1/25	1,300,000	1,206,322
Nabors Industries, Inc., 7.375%, 5/15/27(1)	350,000	362,666
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	800,000	373,056
Noble Finance Co., 11.00% Cash or 6.50% Cash and 6.50% PIK or 15.00% PIK, 2/15/28(1)(4)	14,821	16,451
Precision Drilling Corp., 7.125%, 1/15/26(1)	850,000	866,987
Precision Drilling Corp., 6.875%, 1/15/29(1)	975,000	995,109
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	800,000	822,584
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	1,350,000	987,005
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	1,139,000	1,080,387
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	500,000	483,645
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	458,237	442,174
Transocean, Inc., 7.25%, 11/1/25(1)	350,000	269,864
Transocean, Inc., 11.50%, 1/30/27(1)	1,215,000	1,191,964
Transocean, Inc., 8.00%, 2/1/27(1)	1,425,000	1,027,482
Transocean, Inc., 7.50%, 4/15/31	500,000	295,955
Transocean, Inc., 9.35%, 12/15/41	250,000	148,004
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	850,000	884,931
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	550,000	581,515
Weatherford International Ltd., 11.00%, 12/1/24(1)	199,000	205,177
Weatherford International Ltd., 8.625%, 4/30/30(1)	1,050,000	1,091,795
		21,606,086
Entertainment — 1.0%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	850,000	888,012
AMC Entertainment Holdings, Inc., 10.50%, 4/24/26(1)	164,000	174,421
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(6)	3,793,642	3,753,809
Cinemark USA, Inc., 5.875%, 3/15/26(1)	925,000	937,719
Cinemark USA, Inc., 5.25%, 7/15/28(1)	2,175,000	2,124,344
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	1,025,000	1,060,798
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	325,000	323,375
Netflix, Inc., 5.75%, 3/1/24	200,000	217,724
Netflix, Inc., 5.875%, 11/15/28	425,000	511,777
Netflix, Inc., 6.375%, 5/15/29	175,000	217,712
Netflix, Inc., 5.375%, 11/15/29(1)	450,000	535,144
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,325,000	1,300,507
		12,045,342
Equity Real Estate Investment Trusts (REITs) — 2.3%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	650,000	638,479
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	375,000	383,038
Diversified Healthcare Trust, 9.75%, 6/15/25	1,075,000	1,164,456
Diversified Healthcare Trust, 4.375%, 3/1/31	1,625,000	1,563,047
GEO Group, Inc. (The), 6.00%, 4/15/26	75,000	60,588
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	525,000	530,954
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	275,000	274,707
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	850,000	871,620
Iron Mountain, Inc., 5.00%, 7/15/28(1)	300,000	308,702
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,525,000	1,609,815
Iron Mountain, Inc., 4.50%, 2/15/31(1)	1,275,000	1,290,937
Iron Mountain, Inc., 5.625%, 7/15/32(1)	75,000	80,373

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	550,000	587,031
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	1,375,000	1,452,021
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	350,000	364,516
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	900,000	921,618
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	650,000	650,985
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	1,200,000	1,207,866
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	1,100,000	1,089,874
Service Properties Trust, 5.00%, 8/15/22	1,000,000	1,000,075
Service Properties Trust, 4.35%, 10/1/24	2,050,000	2,011,234
Service Properties Trust, 7.50%, 9/15/25	475,000	515,012
Service Properties Trust, 5.25%, 2/15/26	1,150,000	1,135,625
Service Properties Trust, 4.75%, 10/1/26	675,000	657,173
Service Properties Trust, 4.95%, 2/15/27	1,350,000	1,310,951
Service Properties Trust, 5.50%, 12/15/27	625,000	641,914
Service Properties Trust, 3.95%, 1/15/28	150,000	137,526
Service Properties Trust, 4.95%, 10/1/29	975,000	927,664
Service Properties Trust, 4.375%, 2/15/30	200,000	184,292
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	350,000	365,733
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 1/15/30(1)	475,000	457,781
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	950,000	943,583
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,500,000	1,497,120
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	350,000	364,975
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	375,000	387,758
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	300,000	317,769
XHR LP, 6.375%, 8/15/25(1)	775,000	820,620
XHR LP, 4.875%, 6/1/29(1)	550,000	560,566
		29,287,998
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	525,000	535,398
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(1)	575,000	614,494
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	1,025,000	1,076,834
Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,025,000	1,034,158
Rite Aid Corp., 7.50%, 7/1/25(1)	640,000	658,586
Rite Aid Corp., 8.00%, 11/15/26(1)	988,000	1,008,911
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	1,550,000	1,625,911
United Natural Foods, Inc., 6.75%, 10/15/28(1)	350,000	375,296
		6,929,588
Food Products — 1.6%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	725,000	687,082
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	850,000	865,806
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	425,000	439,237
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	1,275,000	1,356,033
JBS USA Food Co., 5.75%, 1/15/28(1)	600,000	626,409
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,100,000	1,198,098
Kraft Heinz Foods Co., 5.00%, 7/15/35	865,000	1,059,907
Kraft Heinz Foods Co., 6.875%, 1/26/39	500,000	736,229
Kraft Heinz Foods Co., 5.00%, 6/4/42	625,000	779,165
Kraft Heinz Foods Co., 5.20%, 7/15/45	1,750,000	2,230,248
Kraft Heinz Foods Co., 4.875%, 10/1/49	1,300,000	1,636,171
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	775,000	796,638
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	775,000	800,525
Post Holdings, Inc., 5.75%, 3/1/27(1)	2,000,000	2,067,410
Post Holdings, Inc., 5.50%, 12/15/29(1)	625,000	657,681
Post Holdings, Inc., 4.50%, 9/15/31(1)	650,000	646,178

Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	1,525,000	1,504,672
US Foods, Inc., 6.25%, 4/15/25(1)	350,000	364,815
US Foods, Inc., 4.75%, 2/15/29(1)	1,675,000	1,704,949
		20,157,253
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,195,000	1,323,164
Health Care Equipment and Supplies — 0.5%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	575,000	600,395
Avantor Funding, Inc., 3.875%, 11/1/29(1)	1,850,000	1,872,838
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	2,550,000	2,590,086
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	435,000	459,367
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	615,000	662,029
		6,184,715
Health Care Providers and Services — 4.2%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	725,000	763,091
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	600,000	617,412
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	550,000	545,985
Air Methods Corp., 8.00%, 5/15/25(1)	1,550,000	1,328,799
Cano Health LLC, 6.25%, 10/1/28(1)	775,000	776,111
Centene Corp., 4.25%, 12/15/27	1,700,000	1,775,191
Centene Corp., 2.45%, 7/15/28	575,000	567,261
Centene Corp., 3.00%, 10/15/30	1,475,000	1,501,904
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	2,125,000	2,201,787
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,225,000	1,289,116
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	1,000,000	1,059,550
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	1,692,000	1,829,712
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	1,242,000	1,218,917
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,325,000	1,414,875
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	2,650,000	2,703,742
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	1,375,000	1,362,398
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	1,800,000	1,818,666
DaVita, Inc., 4.625%, 6/1/30(1)	4,900,000	5,025,244
DaVita, Inc., 3.75%, 2/15/31(1)	875,000	854,122
Encompass Health Corp., 4.75%, 2/1/30	900,000	928,327
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,225,000	705,741
HCA, Inc., 7.69%, 6/15/25	770,000	910,592
HCA, Inc., 3.50%, 9/1/30	975,000	1,032,403
HealthEquity, Inc., 4.50%, 10/1/29(1)	525,000	520,406
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	675,000	704,373
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	50,000	50,429
LifePoint Health, Inc., 5.375%, 1/15/29(1)	775,000	772,241
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	525,000	536,960
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	675,000	701,281
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	2,000,000	2,015,750
Owens & Minor, Inc., 4.50%, 3/31/29(1)	950,000	975,123
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	1,075,000	1,140,763
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(1)	200,000	211,595
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	625,000	631,294
Select Medical Corp., 6.25%, 8/15/26(1)	1,000,000	1,060,520
Tenet Healthcare Corp., 6.75%, 6/15/23	650,000	695,474
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	575,000	588,553
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	600,000	617,199
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	7,050,000	7,460,698
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,400,000	1,424,178

Tenet Healthcare Corp., 6.875%, 11/15/31	500,000	571,980
		52,909,763
Hotels, Restaurants and Leisure — 9.4%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	450,000	459,772
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	3,350,000	3,298,343
Affinity Gaming, 6.875%, 12/15/27(1)	1,025,000	1,067,455
Aramark Services, Inc., 5.00%, 4/1/25(1)	320,000	326,803
Aramark Services, Inc., 6.375%, 5/1/25(1)	700,000	732,392
Boyd Gaming Corp., 8.625%, 6/1/25(1)	50,000	53,636
Boyne USA, Inc., 4.75%, 5/15/29(1)	700,000	722,201
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	2,650,000	2,937,909
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	1,525,000	1,528,195
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	125,000	130,699
Carnival Corp., 10.50%, 2/1/26(1)	1,500,000	1,714,065
Carnival Corp., 7.625%, 3/1/26(1)	1,975,000	2,072,871
Carnival Corp., 5.75%, 3/1/27(1)	15,750,000	15,773,625
Carnival Corp., 6.65%, 1/15/28	775,000	799,742
Carnival Corp., 6.00%, 5/1/29(1)	450,000	448,639
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	700,000	630,984
CEC Entertainment LLC, 6.75%, 5/1/26(1)	425,000	416,942
Cedar Fair LP, 5.25%, 7/15/29	775,000	795,541
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	550,000	569,946
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	1,150,000	1,226,446
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,025,000	1,056,775
Churchill Downs, Inc., 4.75%, 1/15/28(1)	575,000	596,111
Empire Resorts, Inc., 7.75%, 11/1/26(1)	800,000	804,824
Everi Holdings, Inc., 5.00%, 7/15/29(1)	475,000	480,531
Full House Resorts, Inc., 8.25%, 2/15/28(1)	1,700,000	1,787,414
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	2,575,000	2,702,141
Golden Nugget, Inc., 8.75%, 10/1/25(1)	2,100,000	2,186,131
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	1,525,000	1,385,584
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	575,000	598,940
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	575,000	615,135
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	400,000	403,574
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	1,075,000	1,071,135
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	2,100,000	2,155,765
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	1,650,000	1,652,483
International Game Technology plc, 4.125%, 4/15/26(1)	1,250,000	1,289,137
IRB Holding Corp., 7.00%, 6/15/25(1)	700,000	741,289
IRB Holding Corp., 6.75%, 2/15/26(1)	800,000	815,844
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	875,000	893,410
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	425,000	439,769
Life Time, Inc., 5.75%, 1/15/26(1)	2,575,000	2,668,151
Life Time, Inc., 8.00%, 4/15/26(1)	6,275,000	6,582,224
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	125,000	130,438
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	550,000	554,488
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	425,000	442,465
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	600,000	598,656
MGM Resorts International, 6.00%, 3/15/23	2,835,000	2,966,161
MGM Resorts International, 6.75%, 5/1/25	550,000	575,300
MGM Resorts International, 5.50%, 4/15/27	158,000	168,441
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	950,000	956,194
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,025,000	2,118,180
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	1,650,000	1,734,472
Motion Bondco DAC, 6.625%, 11/15/27(1)	625,000	632,134

Nathan's Famous, Inc., 6.625%, 11/1/25(1)	550,000	563,313
NCL Corp. Ltd., 12.25%, 5/15/24(1)	504,000	597,752
NCL Corp. Ltd., 3.625%, 12/15/24(1)	400,000	377,938
NCL Corp. Ltd., 10.25%, 2/1/26(1)	520,000	605,361
NCL Corp. Ltd., 5.875%, 3/15/26(1)	3,575,000	3,563,828
NCL Finance Ltd., 6.125%, 3/15/28(1)	875,000	863,341
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(1)	400,000	432,582
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	950,000	922,939
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	1,450,000	1,440,713
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,750,000	1,758,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,575,000	1,598,696
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	1,150,000	1,217,568
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	701,000	786,007
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	675,000	687,096
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	350,000	405,125
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,275,000	1,197,021
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	2,975,000	3,014,508
Scientific Games International, Inc., 8.625%, 7/1/25(1)	225,000	240,458
Scientific Games International, Inc., 8.25%, 3/15/26(1)	550,000	579,576
Scientific Games International, Inc., 7.00%, 5/15/28(1)	3,350,000	3,573,311
Scientific Games International, Inc., 7.25%, 11/15/29(1)	850,000	949,157
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	1,625,000	1,657,110
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	1,575,000	1,622,077
Station Casinos LLC, 4.625%, 12/1/31(1)	425,000	429,210
Studio City Finance Ltd., 6.00%, 7/15/25(1)	800,000	778,832
Studio City Finance Ltd., 5.00%, 1/15/29(1)	500,000	448,283
TKC Holdings, Inc., 10.50%, 5/15/29(1)	800,000	865,136
Travel + Leisure Co., 6.625%, 7/31/26(1)	1,325,000	1,470,803
Travel + Leisure Co., 4.625%, 3/1/30(1)	375,000	377,998
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,175,000	1,164,472
Viking Cruises Ltd., 13.00%, 5/15/25(1)	800,000	906,508
Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,550,000	1,477,460
Viking Cruises Ltd., 7.00%, 2/15/29(1)	650,000	652,792
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	525,000	525,081
VOC Escrow Ltd., 5.00%, 2/15/28(1)	975,000	966,664
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	175,000	180,486
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	475,000	486,136
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	250,000	254,124
		117,147,714
Household Durables — 2.2%
Adams Homes, Inc., 7.50%, 2/15/25(1)	775,000	810,716
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	525,000	555,723
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	692,310
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	650,000	639,610
Beazer Homes USA, Inc., 6.75%, 3/15/25	625,000	643,616
Beazer Homes USA, Inc., 5.875%, 10/15/27	50,000	52,363
Beazer Homes USA, Inc., 7.25%, 10/15/29	1,500,000	1,674,255
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	975,000	979,748
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	750,000	768,236
Century Communities, Inc., 6.75%, 6/1/27	1,025,000	1,082,400
Century Communities, Inc., 3.875%, 8/15/29(1)	525,000	529,691
Empire Communities Corp., 7.00%, 12/15/25(1)	750,000	777,120
Installed Building Products, Inc., 5.75%, 2/1/28(1)	650,000	676,956
KB Home, 7.625%, 5/15/23	200,000	210,474
KB Home, 6.875%, 6/15/27	575,000	674,763

KB Home, 4.00%, 6/15/31	900,000	935,041
LGI Homes, Inc., 4.00%, 7/15/29(1)	500,000	498,863
Mattamy Group Corp., 4.625%, 3/1/30(1)	875,000	892,434
Meritage Homes Corp., 6.00%, 6/1/25	750,000	838,166
Newell Brands, Inc., 4.70%, 4/1/26	2,050,000	2,238,149
Newell Brands, Inc., 5.875%, 4/1/36	1,875,000	2,313,525
Newell Brands, Inc., 6.00%, 4/1/46	450,000	578,025
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	405,000	423,636
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	675,000	691,220
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	700,000	714,371
STL Holding Co. LLC, 7.50%, 2/15/26(1)	1,000,000	1,057,500
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	625,000	699,300
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	500,000	509,468
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	475,000	476,636
TopBuild Corp., 4.125%, 2/15/32(1)	575,000	590,919
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	1,215,000	1,324,046
Tri Pointe Homes, Inc., 5.25%, 6/1/27	25,000	26,869
Tri Pointe Homes, Inc., 5.70%, 6/15/28	450,000	495,621
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	775,000	801,307
		26,873,077
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	479,857
Central Garden & Pet Co., 4.125%, 4/30/31(1)	675,000	679,371
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	300,000	296,674
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	500,000	472,095
Spectrum Brands, Inc., 5.75%, 7/15/25	62,000	63,381
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	300,000	322,188
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	575,000	568,661
		2,882,227
Independent Power and Renewable Electricity Producers — 0.5%
Atlantica Sustainable Infrastructure plc, 4.125%, 6/15/28(1)	400,000	403,574
Calpine Corp., 5.25%, 6/1/26(1)	323,000	331,790
Calpine Corp., 4.50%, 2/15/28(1)	975,000	1,013,249
Calpine Corp., 5.125%, 3/15/28(1)	1,475,000	1,499,750
Calpine Corp., 4.625%, 2/1/29(1)	775,000	765,518
Calpine Corp., 5.00%, 2/1/31(1)	300,000	300,464
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,075,000	1,131,674
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	450,000	447,271
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	675,000	708,669
		6,601,959
Insurance — 0.7%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	2,625,000	2,626,011
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	325,000	358,244
AssuredPartners, Inc., 7.00%, 8/15/25(1)	850,000	857,259
AssuredPartners, Inc., 5.625%, 1/15/29(1)	500,000	487,087
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	950,000	934,710
Genworth Holdings, Inc., 4.80%, 2/15/24	800,000	832,856
Genworth Holdings, Inc., VRN, 2.16%, 11/15/66	450,000	272,302
HUB International Ltd., 7.00%, 5/1/26(1)	2,050,000	2,108,989
HUB International Ltd., 5.625%, 12/1/29(1)	150,000	154,762
		8,632,220
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	925,000	926,193
Ziff Davis, Inc., 4.625%, 10/15/30(1)	392,000	402,719
		1,328,912

Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,425,000	1,475,110
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	775,000	770,180
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	450,000	468,641
Millennium Escrow Corp., 6.625%, 8/1/26(1)	800,000	802,836
QVC, Inc., 4.75%, 2/15/27	650,000	669,110
		4,185,877
IT Services — 0.7%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	625,000	642,847
CDW LLC / CDW Finance Corp., 3.25%, 2/15/29	600,000	606,219
Endure Digital, Inc., 6.00%, 2/15/29(1)	1,200,000	1,117,686
Exela Intermediate LLC / Exela Finance, Inc., 11.50%, 7/15/26(1)	1,434,000	1,018,685
MoneyGram International, Inc., 5.375%, 8/1/26(1)	750,000	762,097
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	750,000	773,295
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	1,375,000	1,466,320
Twilio, Inc., 3.875%, 3/15/31	575,000	581,403
Vericast Corp., 11.00%, 9/15/26(1)	1,388,750	1,473,811
		8,442,363
Leisure Products — 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	925,000	896,237
Mattel, Inc., 3.375%, 4/1/26(1)	600,000	615,945
Mattel, Inc., 6.20%, 10/1/40	100,000	129,529
Mattel, Inc., 5.45%, 11/1/41	325,000	388,430
		2,030,141
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	513,022
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)	600,000	601,383
		1,114,405
Machinery — 0.8%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	425,000	432,134
Granite US Holdings Corp., 11.00%, 10/1/27(1)	250,000	272,125
Hillenbrand, Inc., 3.75%, 3/1/31	650,000	652,558
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(4)	875,000	919,765
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	475,000	497,662
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	375,000	395,130
OT Merger Corp., 7.875%, 10/15/29(1)	500,000	492,577
Terex Corp., 5.00%, 5/15/29(1)	1,350,000	1,389,177
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	1,300,000	1,320,852
Titan International, Inc., 7.00%, 4/30/28	650,000	693,173
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	538,000	577,094
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	600,000	631,518
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,700,000	1,782,654
		10,056,419
Marine — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	1,875,000	1,896,384
Media — 7.5%
Altice Financing SA, 5.00%, 1/15/28(1)	1,450,000	1,417,302
AMC Networks, Inc., 4.25%, 2/15/29	1,175,000	1,169,783
Audacy Capital Corp., 6.75%, 3/31/29(1)	575,000	562,563
Cable One, Inc., 4.00%, 11/15/30(1)	425,000	417,144
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	375,480
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	150,000	156,266
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	350,000	358,832
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,125,000	2,148,003
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	4,750,000	4,894,471

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	2,825,000	2,886,627
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	2,825,000	2,784,426
Clear Channel International BV, 6.625%, 8/1/25(1)	1,325,000	1,379,332
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	1,150,000	1,232,259
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	900,000	962,298
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	2,175,000	2,253,300
CSC Holdings LLC, 5.875%, 9/15/22	300,000	307,805
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,350,000	1,447,240
CSC Holdings LLC, 5.75%, 1/15/30(1)	5,625,000	5,614,959
CSC Holdings LLC, 4.125%, 12/1/30(1)	800,000	782,296
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,375,000	2,251,357
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,175,000	2,151,336
CSC Holdings LLC, 5.00%, 11/15/31(1)	1,500,000	1,447,800
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	2,150,000	1,077,473
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,435,000	405,388
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	2,775,000	2,844,930
DISH DBS Corp., 5.875%, 11/15/24	275,000	282,854
DISH DBS Corp., 5.25%, 12/1/26(1)	2,200,000	2,238,852
DISH DBS Corp., 7.375%, 7/1/28	1,500,000	1,521,157
DISH DBS Corp., 5.75%, 12/1/28(1)	1,750,000	1,770,781
DISH DBS Corp., 5.125%, 6/1/29	1,250,000	1,139,525
GCI LLC, 4.75%, 10/15/28(1)	975,000	1,002,003
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	1,475,000	1,520,054
Gray Television, Inc., 4.75%, 10/15/30(1)	2,810,000	2,797,229
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	1,300,000	1,353,430
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	399,000	405,244
Lamar Media Corp., 3.75%, 2/15/28	375,000	376,476
Lamar Media Corp., 4.00%, 2/15/30	750,000	761,951
Lamar Media Corp., 3.625%, 1/15/31	75,000	73,146
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	720,000	756,720
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,425,000	1,416,101
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,025,000	1,056,775
News Corp., 3.875%, 5/15/29(1)	2,000,000	2,023,460
Nexstar Media, Inc., 5.625%, 7/15/27(1)	1,350,000	1,424,797
Nexstar Media, Inc., 4.75%, 11/1/28(1)	800,000	816,460
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	1,325,000	1,357,515
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	500,000	501,668
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	350,000	349,655
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(1)	1,000,000	1,006,050
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	50,000	50,015
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	350,000	356,211
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	525,000	552,070
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	875,000	889,035
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	750,000	728,306
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	975,000	947,120
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,225,000	1,162,543
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,775,000	1,777,849
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	650,000	654,758
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	825,000	890,324
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	4,225,000	4,149,901
TEGNA, Inc., 4.625%, 3/15/28	2,325,000	2,354,911
TEGNA, Inc., 5.00%, 9/15/29	500,000	512,155
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,050,000	1,061,807
Univision Communications, Inc., 9.50%, 5/1/25(1)	600,000	641,859
Univision Communications, Inc., 6.625%, 6/1/27(1)	1,050,000	1,132,441

Univision Communications, Inc., 4.50%, 5/1/29(1)	900,000	910,602
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	2,800,000	2,860,522
UPC Holding BV, 5.50%, 1/15/28(1)	800,000	831,112
Videotron Ltd., 5.375%, 6/15/24(1)	275,000	294,535
Virgin Media Finance plc, 5.00%, 7/15/30(1)	1,000,000	996,560
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	200,000	211,523
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	400,000	403,620
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	975,000	1,005,240
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	201,299
Ziggo BV, 5.50%, 1/15/27(1)	698,000	718,005
		93,574,896
Metals and Mining — 3.2%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	1,200,000	1,293,156
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	400,000	412,574
Allegheny Technologies, Inc., 5.875%, 12/1/27	775,000	809,077
Allegheny Technologies, Inc., 4.875%, 10/1/29	575,000	576,440
Allegheny Technologies, Inc., 5.125%, 10/1/31	725,000	731,482
ArcelorMittal SA, 7.00%, 10/15/39	650,000	896,415
Arconic Corp., 6.00%, 5/15/25(1)	975,000	1,021,312
Arconic Corp., 6.125%, 2/15/28(1)	250,000	266,470
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	775,000	806,806
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	920,000	996,020
Carpenter Technology Corp., 6.375%, 7/15/28	1,375,000	1,462,073
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	1,089,000	1,233,804
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	450,000	476,964
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,465,000	1,526,896
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	500,000	510,740
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	950,000	988,361
Coeur Mining, Inc., 5.125%, 2/15/29(1)	700,000	642,523
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	400,000	424,098
Constellium SE, 5.625%, 6/15/28(1)	525,000	552,807
Constellium SE, 3.75%, 4/15/29(1)	1,775,000	1,749,032
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	200,000	202,555
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,200,000	4,257,120
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	1,225,000	1,261,719
Freeport-McMoRan, Inc., 5.00%, 9/1/27	530,000	551,939
Freeport-McMoRan, Inc., 4.125%, 3/1/28	799,000	830,109
Freeport-McMoRan, Inc., 4.375%, 8/1/28	850,000	892,657
Freeport-McMoRan, Inc., 4.25%, 3/1/30	1,825,000	1,927,994
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,000,000	1,074,160
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,300,000	1,636,752
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	625,000	625,719
IAMGOLD Corp., 5.75%, 10/15/28(1)	650,000	639,620
Mineral Resources Ltd., 8.125%, 5/1/27(1)	975,000	1,052,995
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	425,000	394,158
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)(3)	400,000	24
Novelis Corp., 3.25%, 11/15/26(1)	475,000	479,714
Novelis Corp., 4.75%, 1/30/30(1)	325,000	342,219
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,075,000	1,044,362
Petra Diamonds US Treasury plc, 10.50% PIK, 3/8/26(1)	103,238	106,851
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	2,025,000	2,129,753
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	675,000	689,344
Taseko Mines Ltd., 7.00%, 2/15/26(1)	425,000	442,442
TMS International Corp., 6.25%, 4/15/29(1)	1,100,000	1,096,045

United States Steel Corp., 6.875%, 3/1/29	650,000	700,609
		39,755,910
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	1,325,000	1,322,191
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	575,000	579,410
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	450,000	462,017
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)	425,000	430,100
		2,793,718
Multiline Retail — 0.3%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	1,250,000	1,334,875
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	247,254
Macy's Retail Holdings LLC, 6.375%, 3/15/37	475,000	503,939
Macy's Retail Holdings LLC, 5.125%, 1/15/42	1,400,000	1,339,016
		3,425,084
Oil, Gas and Consumable Fuels — 14.8%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,300,000	1,397,968
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	1,450,000	1,599,415
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,100,000	1,140,975
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	375,000	396,263
Antero Resources Corp., 7.625%, 2/1/29(1)	813,000	903,719
Antero Resources Corp., 5.375%, 3/1/30(1)	300,000	321,206
Apache Corp., 4.25%, 1/15/30	375,000	407,488
Apache Corp., 5.10%, 9/1/40	750,000	848,685
Apache Corp., 4.75%, 4/15/43	475,000	522,502
Apache Corp., 4.25%, 1/15/44	130,000	131,973
Apache Corp., 7.375%, 8/15/47	350,000	439,749
Apache Corp., 5.35%, 7/1/49	1,175,000	1,344,188
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	325,000	329,864
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	1,280,000	1,714,714
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	775,000	809,038
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	1,075,000	1,035,865
Athabasca Oil Corp., 9.75%, 11/1/26(1)	2,125,000	2,105,960
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,150,000	1,220,196
Callon Petroleum Co., 6.125%, 10/1/24	2,725,000	2,686,959
Callon Petroleum Co., 8.25%, 7/15/25	350,000	344,764
Callon Petroleum Co., 8.00%, 8/1/28(1)	775,000	783,850
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	1,025,000	1,008,036
Chaparral Energy, Inc., 9.00%, 2/14/25	186,669	487,635
Cheniere Energy Partners LP, 4.00%, 3/1/31	2,325,000	2,442,145
Cheniere Energy Partners LP, 3.25%, 1/31/32(1)	2,625,000	2,656,500
Cheniere Energy, Inc., 4.625%, 10/15/28	600,000	639,207
Chesapeake Energy Corp., 5.875%, 2/1/29(1)	350,000	374,896
Citgo Holding, Inc., 9.25%, 8/1/24(1)	2,750,000	2,766,816
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	975,000	1,004,440
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,900,000	1,930,457
Civitas Resources, Inc., 5.00%, 10/15/26(1)	1,125,000	1,137,544
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	675,000	673,613
CNX Resources Corp., 7.25%, 3/14/27(1)	2,000,000	2,123,460
CNX Resources Corp., 6.00%, 1/15/29(1)	1,450,000	1,510,037
Colgate Energy Partners III LLC, 5.875%, 7/1/29(1)	1,150,000	1,186,133
Comstock Resources, Inc., 7.50%, 5/15/25(1)	292,000	302,432
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,400,000	1,520,834
Comstock Resources, Inc., 5.875%, 1/15/30(1)	2,025,000	2,078,976
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	3,200,000	3,345,024
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	1,725,000	1,794,259

CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,450,000	1,484,321
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	425,000	441,584
DCP Midstream Operating LP, 5.375%, 7/15/25	500,000	546,830
DCP Midstream Operating LP, 5.625%, 7/15/27	400,000	452,400
DCP Midstream Operating LP, 5.125%, 5/15/29	1,875,000	2,121,403
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	525,000	539,227
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,250,000	1,301,775
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	175,000	186,813
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	475,000	469,724
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	550,000	541,497
EnLink Midstream LLC, 5.625%, 1/15/28(1)	150,000	156,219
EnLink Midstream LLC, 5.375%, 6/1/29	1,350,000	1,382,643
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	339,968
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,750,000	1,843,782
EnLink Midstream Partners LP, 5.60%, 4/1/44	375,000	378,743
EnLink Midstream Partners LP, 5.05%, 4/1/45	625,000	604,031
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,300,000	1,313,390
EQM Midstream Partners LP, 4.75%, 7/15/23	980,000	1,020,239
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	207,961
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	800,000	870,896
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	420,473
EQM Midstream Partners LP, 5.50%, 7/15/28	875,000	957,180
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	825,000	859,217
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	825,000	873,745
EQM Midstream Partners LP, 6.50%, 7/15/48	800,000	973,128
EQT Corp., 3.90%, 10/1/27	1,525,000	1,637,484
EQT Corp., 5.00%, 1/15/29	300,000	332,678
EQT Corp., 7.50%, 2/1/30	1,629,000	2,095,814
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	350,000	345,989
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	325,000	335,296
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	1,375,000	1,387,258
Gulfport Energy Corp., 8.00%, 5/17/26(1)	1,358,509	1,483,886
Harbour Energy plc, 5.50%, 10/15/26(1)	375,000	372,574
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,850,000	1,982,127
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	2,106,000	2,171,549
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,875,000	1,955,081
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	350,000	368,429
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)	962,000	992,904
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	1,500,000	1,554,375
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	875,000	873,587
Ithaca Energy North Sea plc, 9.00%, 7/15/26(1)	1,400,000	1,436,456
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,150,000	1,140,386
Laredo Petroleum, Inc., 9.50%, 1/15/25	2,400,000	2,450,496
Laredo Petroleum, Inc., 7.75%, 7/31/29(1)	2,075,000	2,026,040
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	1,250,000	1,282,850
Matador Resources Co., 5.875%, 9/15/26	2,575,000	2,655,739
MEG Energy Corp., 7.125%, 2/1/27(1)	2,275,000	2,426,128
MEG Energy Corp., 5.875%, 2/1/29(1)	350,000	366,923
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,475,000	1,380,659
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	50,000	50,489
Murphy Oil Corp., 6.875%, 8/15/24	492,000	502,962
Murphy Oil Corp., 5.75%, 8/15/25	635,000	653,339
Murphy Oil Corp., 5.875%, 12/1/27	300,000	310,220
Murphy Oil Corp., 6.375%, 7/15/28	1,875,000	1,995,675
Murphy Oil Corp., 7.05%, 5/1/29	350,000	385,002

Murphy Oil Corp., 6.375%, 12/1/42	650,000	650,916
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	4,545,734	23,183
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	700,000	695,534
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	2,050,000	2,116,840
Northern Oil and Gas, Inc., 8.125%, 3/1/28(1)	2,450,000	2,588,229
NuStar Logistics LP, 5.75%, 10/1/25	350,000	376,994
NuStar Logistics LP, 6.00%, 6/1/26	350,000	380,116
NuStar Logistics LP, 6.375%, 10/1/30	175,000	194,518
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	525,000	552,022
Occidental Petroleum Corp., 6.95%, 7/1/24	595,000	662,244
Occidental Petroleum Corp., 8.00%, 7/15/25	450,000	525,825
Occidental Petroleum Corp., 5.875%, 9/1/25	50,000	55,188
Occidental Petroleum Corp., 5.50%, 12/1/25	1,025,000	1,138,134
Occidental Petroleum Corp., 5.55%, 3/15/26	1,675,000	1,866,586
Occidental Petroleum Corp., 8.50%, 7/15/27	800,000	998,800
Occidental Petroleum Corp., 7.125%, 10/15/27	325,000	377,656
Occidental Petroleum Corp., 6.375%, 9/1/28	300,000	356,616
Occidental Petroleum Corp., 8.875%, 7/15/30	1,400,000	1,890,532
Occidental Petroleum Corp., 6.625%, 9/1/30	1,050,000	1,301,139
Occidental Petroleum Corp., 6.125%, 1/1/31	1,625,000	1,977,105
Occidental Petroleum Corp., 7.50%, 5/1/31	2,965,000	3,905,024
Occidental Petroleum Corp., 7.875%, 9/15/31	1,050,000	1,403,199
Occidental Petroleum Corp., 6.45%, 9/15/36	2,300,000	2,937,100
Occidental Petroleum Corp., 7.95%, 6/15/39	310,000	409,637
Occidental Petroleum Corp., 6.20%, 3/15/40	2,150,000	2,647,639
Occidental Petroleum Corp., 6.60%, 3/15/46	2,825,000	3,669,873
Occidental Petroleum Corp., 4.40%, 4/15/46	500,000	513,445
Ovintiv, Inc., 8.125%, 9/15/30	900,000	1,198,072
Parkland Corp., 5.875%, 7/15/27(1)	750,000	792,120
Parkland Corp., 4.50%, 10/1/29(1)	2,425,000	2,430,893
Parkland Corp., 4.625%, 5/1/30(1)	875,000	871,023
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	600,000	571,413
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	275,000	196,224
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	775,000	499,065
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,650,000	1,606,341
PDC Energy, Inc., 6.125%, 9/15/24	163,000	165,214
PDC Energy, Inc., 5.75%, 5/15/26	750,000	775,991
Penn Virginia Escrow LLC, 9.25%, 8/15/26(1)	1,025,000	1,064,719
Range Resources Corp., 5.00%, 3/15/23	537,000	549,652
Range Resources Corp., 9.25%, 2/1/26	850,000	917,203
Range Resources Corp., 8.25%, 1/15/29	1,345,000	1,502,022
Renewable Energy Group, Inc., 5.875%, 6/1/28(1)	325,000	334,394
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	900,000	928,498
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	350,000	360,502
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	425,000	453,156
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	150,000	156,602
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	150,000	169,529
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	825,000	933,636
SM Energy Co., 5.00%, 1/15/24	325,000	324,048
SM Energy Co., 5.625%, 6/1/25	1,650,000	1,666,285
SM Energy Co., 6.75%, 9/15/26	575,000	591,411
SM Energy Co., 6.625%, 1/15/27	650,000	670,176
SM Energy Co., 6.50%, 7/15/28	25,000	25,911
Southwestern Energy Co., 6.45%, 1/23/25	270,000	297,050
Southwestern Energy Co., 8.375%, 9/15/28	425,000	474,993

Southwestern Energy Co., 5.375%, 2/1/29	900,000	953,023
Southwestern Energy Co., 5.375%, 3/15/30	925,000	992,747
Southwestern Energy Co., 4.75%, 2/1/32	1,225,000	1,292,424
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	575,000	600,242
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30(1)	1,350,000	1,385,680
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	575,000	623,021
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	900,000	901,377
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,075,000	1,065,293
Talos Production, Inc., 12.00%, 1/15/26	1,200,000	1,258,248
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	1,700,000	1,769,768
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,800,000	1,880,514
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	825,000	870,633
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	75,000	84,012
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	550,000	601,799
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,400,000	1,522,752
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32(1)	300,000	314,019
Teine Energy Ltd., 6.875%, 4/15/29(1)	850,000	864,446
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	750,000	796,297
Western Midstream Operating LP, 4.00%, 7/1/22	60,000	60,224
Western Midstream Operating LP, 4.65%, 7/1/26	125,000	136,181
Western Midstream Operating LP, 4.50%, 3/1/28	825,000	899,695
Western Midstream Operating LP, 4.75%, 8/15/28	450,000	497,896
Western Midstream Operating LP, 5.30%, 2/1/30	300,000	330,308
Western Midstream Operating LP, 5.45%, 4/1/44	650,000	777,673
Western Midstream Operating LP, 5.30%, 3/1/48	2,160,000	2,605,954
Western Midstream Operating LP, 5.50%, 8/15/48	375,000	448,492
		184,980,324
Paper and Forest Products — 0.2%
Ahlstrom-Munksjo Holding 3 Oy, 4.875%, 2/4/28(1)	400,000	395,084
Domtar Corp., 6.75%, 10/1/28(1)	875,000	899,570
Glatfelter Corp., 4.75%, 11/15/29(1)	450,000	464,728
Mercer International, Inc., 5.125%, 2/1/29	1,000,000	1,023,060
		2,782,442
Personal Products — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	975,000	1,036,259
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	1,225,000	1,235,995
		2,272,254
Pharmaceuticals — 2.4%
180 Medical, Inc., 3.875%, 10/15/29(1)	400,000	405,574
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	1,200,000	1,261,734
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	5,956,000	6,074,137
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	1,850,000	1,950,788
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	975,000	971,505
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	200,000	190,376
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	400,000	396,562
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	450,000	396,135
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,620,000	1,650,715
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	2,581,000	1,926,794
Endo Finance LLC, 5.75%, 1/15/22(1)	125,000	116,250
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)	1,000,000	981,975
Jazz Securities DAC, 4.375%, 1/15/29(1)	1,400,000	1,452,038
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)(2)(3)	4,740,000	2,517,011
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)(2)(3)	270,000	147,424
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)(2)	1,275,000	1,353,094
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	1,300,000	1,323,374

Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	1,200,000	1,255,770
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	1,525,000	1,528,492
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	2,258,000	2,310,905
Prestige Brands, Inc., 5.125%, 1/15/28(1)	525,000	547,407
Prestige Brands, Inc., 3.75%, 4/1/31(1)	600,000	582,909
		29,340,969
Professional Services — 0.4%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	475,000	492,812
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	1,125,000	1,142,083
ASGN, Inc., 4.625%, 5/15/28(1)	1,075,000	1,114,694
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	420,000	437,254
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(1)	225,000	230,567
Science Applications International Corp., 4.875%, 4/1/28(1)	1,150,000	1,180,498
		4,597,908
Real Estate Management and Development — 1.0%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	500,000	535,713
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	450,000	469,863
Forestar Group, Inc., 3.85%, 5/15/26(1)	950,000	953,391
Forestar Group, Inc., 5.00%, 3/1/28(1)	450,000	463,421
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	900,000	916,934
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	1,225,000	1,306,413
Howard Hughes Corp. (The), 4.125%, 2/1/29(1)	950,000	964,046
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	625,000	632,175
Kennedy-Wilson, Inc., 4.75%, 2/1/30	675,000	685,274
Newmark Group, Inc., 6.125%, 11/15/23	650,000	696,150
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	102,731
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	800,000	848,800
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	975,000	1,054,077
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	2,935,000	3,012,851
		12,641,839
Road and Rail — 1.2%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	2,823,000	2,699,494
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,650,000	1,689,583
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	800,000	845,032
Hertz Corp. (The), 4.625%, 12/1/26(1)	500,000	503,793
Hertz Corp. (The), 5.00%, 12/1/29(1)	1,100,000	1,102,926
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	950,000	982,561
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(1)	875,000	907,410
Uber Technologies, Inc., 7.50%, 5/15/25(1)	1,550,000	1,630,840
Uber Technologies, Inc., 8.00%, 11/1/26(1)	1,025,000	1,093,147
Uber Technologies, Inc., 7.50%, 9/15/27(1)	625,000	680,938
Uber Technologies, Inc., 6.25%, 1/15/28(1)	1,350,000	1,451,102
Uber Technologies, Inc., 4.50%, 8/15/29(1)	1,425,000	1,453,806
XPO Logistics, Inc., 6.25%, 5/1/25(1)	400,000	419,006
		15,459,638
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	425,000	449,616
ams AG, 7.00%, 7/31/25(1)	900,000	955,406
Synaptics, Inc., 4.00%, 6/15/29(1)	950,000	965,613
		2,370,635
Software — 2.0%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	425,000	446,184
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	500,000	522,802
Camelot Finance SA, 4.50%, 11/1/26(1)	1,375,000	1,424,596
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,500,000	1,565,872

Elastic NV, 4.125%, 7/15/29(1)	700,000	693,711
Fair Isaac Corp., 4.00%, 6/15/28(1)	625,000	643,538
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	800,000	787,468
LogMeIn, Inc., 5.50%, 9/1/27(1)	1,850,000	1,874,124
MicroStrategy, Inc., 6.125%, 6/15/28(1)	775,000	777,736
NCR Corp., 5.75%, 9/1/27(1)	1,975,000	2,065,850
NCR Corp., 5.00%, 10/1/28(1)	775,000	799,428
NCR Corp., 5.125%, 4/15/29(1)	2,350,000	2,436,973
NCR Corp., 6.125%, 9/1/29(1)	1,475,000	1,582,399
NCR Corp., 5.25%, 10/1/30(1)	450,000	463,048
Open Text Corp., 3.875%, 2/15/28(1)	875,000	893,191
Open Text Corp., 3.875%, 12/1/29(1)	1,325,000	1,343,762
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,000,000	1,031,540
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	1,800,000	1,820,799
Rocket Software, Inc., 6.50%, 2/15/29(1)	775,000	757,179
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,220,000	1,276,370
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,350,000	1,399,012
		24,605,582
Specialty Retail — 3.0%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	625,000	673,594
Arko Corp., 5.125%, 11/15/29(1)	475,000	459,653
Asbury Automotive Group, Inc., 4.50%, 3/1/28	425,000	434,110
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	425,000	433,679
Asbury Automotive Group, Inc., 4.75%, 3/1/30	225,000	228,997
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	425,000	441,662
At Home Group, Inc., 7.125%, 7/15/29(1)	400,000	393,562
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	202,000	246,642
Bath & Body Works, Inc., 5.25%, 2/1/28	50,000	55,321
Bath & Body Works, Inc., 7.50%, 6/15/29	793,000	904,163
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,150,000	1,304,301
Bath & Body Works, Inc., 6.875%, 11/1/35	605,000	752,662
Bath & Body Works, Inc., 6.75%, 7/1/36	3,000,000	3,709,380
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(4)	650,000	642,525
eG Global Finance plc, 6.75%, 2/7/25(1)	1,175,000	1,190,909
eG Global Finance plc, 8.50%, 10/30/25(1)	600,000	622,374
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	1,425,000	1,376,657
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,175,000	2,091,132
Gap, Inc. (The), 3.625%, 10/1/29(1)	450,000	445,795
Gap, Inc. (The), 3.875%, 10/1/31(1)	325,000	321,064
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	450,000	451,247
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,050,000	1,039,668
Lithia Motors, Inc., 4.625%, 12/15/27(1)	825,000	868,919
Lithia Motors, Inc., 3.875%, 6/1/29(1)	1,850,000	1,891,671
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	1,550,000	1,569,119
Michaels Cos., Inc. (The), 5.25%, 5/1/28(1)	325,000	325,681
Michaels Cos., Inc. (The), 7.875%, 5/1/29(1)	775,000	764,696
Murphy Oil USA, Inc., 5.625%, 5/1/27	100,000	104,108
Murphy Oil USA, Inc., 4.75%, 9/15/29	375,000	395,226
Party City Holdings, Inc., 8.75%, 2/15/26(1)	725,000	749,316
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300,000	1,336,484
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,075,000	1,169,616
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	200,000	208,784
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	650,000	657,277
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,300,000	1,314,566
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	550,000	576,997

SRS Distribution, Inc., 4.625%, 7/1/28(1)	325,000	326,716
Staples, Inc., 7.50%, 4/15/26(1)	2,150,000	2,211,920
Staples, Inc., 10.75%, 4/15/27(1)	1,950,000	1,839,903
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	675,000	683,738
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	950,000	977,854
Victoria's Secret & Co., 4.625%, 7/15/29(1)	550,000	563,217
White Cap Buyer LLC, 6.875%, 10/15/28(1)	825,000	861,234
		37,616,139
Technology Hardware, Storage and Peripherals — 0.3%
Diebold Nixdorf, Inc., 8.50%, 4/15/24	800,000	800,832
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	750,000	808,376
Xerox Holdings Corp., 5.00%, 8/15/25(1)	950,000	1,007,998
Xerox Holdings Corp., 5.50%, 8/15/28(1)	750,000	791,610
		3,408,816
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)	450,000	440,539
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	750,000	679,980
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	550,000	550,918
		1,671,437
Thrifts and Mortgage Finance — 1.4%
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,150,000	1,257,531
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	1,325,000	1,354,547
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,400,000	1,369,956
MGIC Investment Corp., 5.25%, 8/15/28	3,100,000	3,259,386
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	975,000	1,016,725
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	750,000	766,133
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,275,000	1,260,898
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	425,000	423,472
NMI Holdings, Inc., 7.375%, 6/1/25(1)	775,000	880,787
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	1,300,000	1,251,789
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	525,000	530,988
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	425,000	433,135
Radian Group, Inc., 4.50%, 10/1/24	675,000	707,775
Radian Group, Inc., 4.875%, 3/15/27	1,279,000	1,373,726
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	450,000	451,575
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,375,000	1,351,151
		17,689,574
Trading Companies and Distributors — 0.5%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	475,000	489,062
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	375,000	388,667
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	1,275,000	1,276,256
Fly Leasing Ltd., 7.00%, 10/15/24(1)	800,000	787,476
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25(1)	1,025,000	1,060,624
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,025,000	1,149,025
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(1)	925,000	944,490
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	775,000	762,526
		6,858,126
Transportation Infrastructure†
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(1)	475,000	462,420
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	800,000	842,832
Wireless Telecommunication Services — 1.1%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)	743,793	689,745
Digicel Group Holdings Ltd., 8.00% Cash plus 2.00% PIK, 4/1/24	3,377,930	3,381,612
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 8.75%, 5/25/24(1)	145,300	149,267

Digicel International Finance Ltd. / Digicel International Holdings Ltd., 6.00% Cash plus 7.00% PIK, 12/31/25(1)	82,515	85,090
Sprint Corp., 7.875%, 9/15/23	2,715,000	2,993,898
Sprint Corp., 7.125%, 6/15/24	200,000	224,784
Sprint Corp., 7.625%, 3/1/26	325,000	390,606
T-Mobile USA, Inc., 2.625%, 4/15/26	400,000	402,522
T-Mobile USA, Inc., 4.75%, 2/1/28	250,000	263,558
T-Mobile USA, Inc., 2.625%, 2/15/29	1,200,000	1,184,076
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	1,750,000	1,717,835
Vmed O2 UK Financing I plc, 4.75%, 7/15/31(1)	1,400,000	1,420,034
Vodafone Group plc, VRN, 7.00%, 4/4/79	1,200,000	1,452,640
		14,355,667
TOTAL CORPORATE BONDS (Cost $1,139,298,438)		1,176,423,084
PREFERRED STOCKS — 1.5%
Banks — 0.8%
Bank of America Corp., 5.125%	725,000	758,984
Bank of America Corp., 5.875%	50,000	55,688
Bank of America Corp., 6.25%	625,000	673,047
Barclays plc, 6.125%	400,000	433,340
Barclays plc, 7.75%	400,000	430,248
Barclays plc, 8.00%	820,000	908,380
Citigroup, Inc., 4.00%	700,000	707,000
Citigroup, Inc., 4.70%	1,175,000	1,189,922
Citigroup, Inc., 5.95%	50,000	51,625
Citigroup, Inc., 6.25%	950,000	1,073,785
JPMorgan Chase & Co., 3.60%	775,000	778,880
JPMorgan Chase & Co., 4.60%	700,000	719,250
JPMorgan Chase & Co., 6.125%	625,000	667,187
JPMorgan Chase & Co., Series R, 6.00%	75,000	78,291
Natwest Group plc, 8.00%	600,000	697,398
		9,223,025
Capital Markets — 0.2%
Credit Suisse Group AG, 5.10%(1)	400,000	401,500
Credit Suisse Group AG, 6.25%(1)	1,040,000	1,110,720
Goldman Sachs Group, Inc. (The), 4.95%	1,275,000	1,326,000
		2,838,220
Consumer Finance†
Ally Financial, Inc., 4.70%	250,000	260,156
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(1)	1,050,000	1,065,325
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.25%	475,000	413,872
Energy Transfer LP, 6.625%	345,000	328,154
Global Partners LP, 9.50%	33,282	885,301
Gulfport Energy Corp., 10.00% Cash or 15.00% PIK (4)	66	396,825
Plains All American Pipeline LP, 6.125%	2,850,000	2,433,188
Summit Midstream Partners LP, 9.50%(3)	600,000	447,000
		4,904,340
TOTAL PREFERRED STOCKS (Cost $17,244,451)		18,291,066
BANK LOAN OBLIGATIONS(8) — 1.0%
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 4.50%, (3-month LIBOR plus 3.75%), 4/21/28	696,500	700,575
Auto Components†
Clarios Global LP, 2021 USD Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 4/30/26	189,110	188,377

Chemicals — 0.1%
Consolidated Energy Finance, S.A., Term Loan B, 2.66%, (6-month LIBOR plus 2.50%), 5/7/25	917,833	906,740
Commercial Services and Supplies†
WW International, Inc., 2021 Term Loan B, 4.00%, (1-month LIBOR plus 3.50%), 4/13/28	307,938	305,388
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 4/3/24	121,685	120,305
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 4.25%, (1-month LIBOR plus 3.50%), 10/2/27	1,050,000	1,049,837
Energy Equipment and Services — 0.1%
Apergy Corporation, 2020 Term Loan, 6.00%, (1-month LIBOR plus 5.00%), 6/3/27	1,025,910	1,040,416
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	183,358	182,441
		1,222,857
Entertainment†
Allen Media, LLC, 2021 Term Loan B, 5.72%, (3-month LIBOR plus 5.50%), 2/10/27	537,591	538,062
Health Care Equipment and Supplies — 0.1%
Avantor Funding, Inc., 2021 Incremental Term Loan B5, 2.46%, (3-month LIBOR plus 2.25%), 11/8/27	1,025,000	1,025,748
Hotels, Restaurants and Leisure — 0.1%
Boyd Gaming Corporation, Term Loan B3, 2.35%, (1-month LIBOR plus 2.25%), 9/15/23	167,004	167,140
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (2-month LIBOR plus 2.50%, 3-month LIBOR plus 2.50%), 10/4/23	784,598	781,028
Golden Nugget, Inc., 2020 Initial Term Loan, 13.00%, (1-month LIBOR plus 12.00%), 10/4/23	125,000	134,375
UFC Holdings, LLC, 2021 Term Loan B, 3.50%, (6-month LIBOR plus 2.75%), 4/29/26	767,235	765,179
		1,847,722
Insurance†
Asurion LLC, 2018 Term Loan B6, 3.23%, (1-month LIBOR plus 3.12%), 11/3/23	38,424	38,376
Hub International Limited, 2018 Term Loan B, 2.87%, (3-month LIBOR plus 2.75%), 4/25/25	262,585	259,900
		298,276
Media — 0.1%
Diamond Sports Group, LLC, Term Loan, 3.36%, (1-month LIBOR plus 3.25%), 8/24/26	441,000	207,146
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 8/2/27	475,000	476,050
		683,196
Oil, Gas and Consumable Fuels — 0.2%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 10.00%, (3-month LIBOR plus 9.00%), 11/1/25	1,486,000	1,611,686
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (3-month LIBOR plus 7.00%), 8/1/23	906,500	896,075
		2,507,761
Road and Rail†
PODS, LLC, 2021 Term Loan B, 3.75%, (3-month LIBOR plus 3.00%), 3/31/28	99,500	99,286
Specialty Retail — 0.1%
Staples, Inc., 7 Year Term Loan, 5.13%, (3-month LIBOR plus 5.00%), 4/16/26	753,465	729,837
TOTAL BANK LOAN OBLIGATIONS (Cost $12,297,156)		12,223,967
COMMON STOCKS — 0.6%
Building Products†
Hardwood Holdings, Inc. (Acquired 4/27/21, Cost $9,825)(3)(9)	1,310	78,927
Chemicals — 0.2%
Hexion Holdings Corp., Class B(3)	66,888	1,912,997
Energy Equipment and Services — 0.2%
Diamond Offshore Drilling, Inc.(3)	52,357	222,517
FTS International, Inc., Class A(3)	37,837	993,221
Noble Corp.(3)	1,111	27,564
Parker Drilling Co.(3)	10,567	47,552
Superior Energy Services (Acquired 2/16/21, Cost $1,363,708)(3)(9)	25,015	1,100,660
		2,391,514
Metals and Mining†
Petra Diamonds Ltd.(3)	54,100	54,188

Oil, Gas and Consumable Fuels — 0.2%
Bruin Blocker LLC (Acquired 7/23/18 - 9/19/19, Cost $19,109)(3)(9)	1,121	964
Chaparral Energy, Inc. (Acquired 6/26/18 - 8/13/20, Cost $926,126)(3)(9)	8,785	327,241
Gulfport Energy Corp.(3)	20,707	1,491,525
Summit Midstream Partners LP(3)	17,339	384,926
		2,204,656
TOTAL COMMON STOCKS (Cost $8,038,610)		6,642,282
ESCROW INTERESTS(10)†
Electric Utilities†
GenOn Energy(3)	425,000	—
The Hertz Corp.(3)	1,075,000	40,313
		40,313
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	450,000	6,750
Gulfport Energy Operating Corp.(3)	620,000	27,900
Gulfport Energy Operating Corp.(3)	760,000	34,200
Gulfport Energy Operating Corp.(3)	525,000	23,625
Sanchez Energy Corp.(3)	3,515,000	136,206
Sanchez Energy Corp.(3)	1,700,000	65,875
		294,556
TOTAL ESCROW INTERESTS (Cost $4,097,344)		334,869
CONVERTIBLE BONDS†
Banks†
Barclays Bank plc, 7.625%, 11/21/22	215,000	226,877
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(5)	104,314	90,857
TOTAL CONVERTIBLE BONDS (Cost $237,240)		317,734
WARRANTS†
Hotels, Restaurants and Leisure†
CWT Travel Holdings, Inc.(3)	5,263	23,947
CWT Travel Holdings, Inc.(3)	5,540	29,251
		53,198
Oil, Gas and Consumable Fuels†
Denbury, Inc.(3)	5,645	254,307
TOTAL WARRANTS (Cost $939,967)		307,505
TEMPORARY CASH INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $12,436,264)	12,436,264	12,436,264
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $1,194,589,470)		1,226,976,771
OTHER ASSETS AND LIABILITIES — 1.5%		18,963,318
TOTAL NET ASSETS — 100.0%		$1,245,940,089

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $870,449,197, which represented 69.9% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)The security's rate was paid in cash at the last payment date.
(5)Perpetual maturity with no stated maturity date.
(6)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(7)Maturity is in default.
(8)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(9)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,507,792, which represented 0.1% of total net assets.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,176,423,084	—
Preferred Stocks	885,301	17,405,765	—
Bank Loan Obligations	—	12,223,967	—
Common Stocks	3,167,305	3,474,977	—
Escrow Interests	—	334,869	—
Convertible Bonds	—	317,734	—
Warrants	—	307,505	—
Temporary Cash Investments	12,436,264	—	—
	16,488,870	1,210,487,901	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.